Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt

Debt as of September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
Term Loan Facility	$174,453	$48,750
Revolving Line of Credit	—	97,590
Capital leases	3,127	3,765
Other leases	2	12
Equipment line of credit	3,214	3,124
Less deferred debt issuance costs	(4,345)	(1,052)

Total debt	176,451	152,189
Less current portion of long term debt	(5,034)	(7,143)

Long-term debt, less current portion	$171,417	$145,046

Debt as of December 31, 2019 and 2018 consists of the following:

	2019	2018
Term Loan Facility	$48,750	$50,000
Revolving Line of Credit	97,590	20,000
Capital leases	3,765	2,640
Other leases	12	51
Equipment line of credit	3,124	1,712
Less deferred debt issuance costs	(1,052)	(1,176)

Total debt	152,189	73,227
Less current portion of long term debt	(7,143)	(2,262)

Long- term debt, less current portion	$145,046	$70,965

Schedule of Applicable Percentages

The applicable margin means a percentage per annum determined in accordance with the following table as of December 31, 2019:

Pricing Tier	Consolidated Leverage Ratio	Commitment Fee	Eurodollar Rate Loans and LIBOR Letter of Credit Fee	Daily Floating Rate Loans	Rate Loans
1	> 3.75 to 1.0	0.50%	4.00%	4.00%	3.00%
2	≤ 3.75 to 1.0 but > 3.00 to 1.0	0.50	3.50	3.50	2.50
3	≤ 3.00 to 1.0 but > 2.25 to 1.0	0.40	3.00	3.00	2.00
4	< 2.25 to 1.0	0.30	2.50	2.50	1.50

The applicable margin means a percentage per annum determined in accordance with the following table for December 31, 2019 and 2018:

Pricing Tier	Consolidated Leverage Ratio	Commitment Fee	Eurodollar Rate Loans and LIBOR Letter of Credit Fee	Daily Floating Rate Loans	Rate Loans
1	> 3.75 to 1.0	0.50%	4.00%	4.00%	3.00%
2	≤ 3.75 to 1.0 but >3.00 to 1.0	0.50	3.50	3.50	2.50
3	≤ 3.00 to 1.0 but >2.25 to 1.0	0.40	3.00	3.00	2.00
4	≤ 2.25 to 1.0	0.30	2.50	2.50	1.50

Schedule of Capital Leases By Maturity

All capital leases (including those purchased through the Company’s equipment line of credit) mature by 2025 as follows:

September 30,	Payments	Interest	Principal
2021	$2,670	$368	$2,302
2022	2,178	265	1,913
2023	1,582	139	1,443
2024	667	32	635
2025	49	1	48

	$7,146	$805	$6,341

All capital leases (including those purchased through the Company’s equipment line of credit) mature by 2024 as follows:

	Payments	Interest	Principal
2020	$2,531	$372	$2,159
2021	2,230	298	1,932
2022	1,750	199	1,551
2023	1,041	73	968
2024	286	7	279

	$7,838	$949	$6,889

Schedule of Aggregate Annual Maturities of Long-Term Debt

The following is a schedule of the aggregate annual maturities of long-term debt presented on the condensed consolidated statement of financial position, based on the terms of the credit facility, capital lease obligations and equipment line of credit as of September 30, 2020:

September 30,
2021	$5,034
2022	6,839
2023	8,006
2024	7,198
2025	153,719

Total	$180,796

The following is a schedule of the aggregate annual maturities of long-term debt presented on the consolidated statement of financial position, based on the terms of the Credit Facility, operating and capital lease obligations as of December 31, 2019:

2020	$7,143
2021	143,300
2022	1,551
2023	968
2024	279

Total	$153,241